United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	October 28, 2005

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	99

Form 13F Information Table Value Total:	$120,975,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1283    27250 SH       Sole                    27250
Alcoa Inc.                     COM              013817101      315    12900 SH       Sole                    12900
Alliance Capital Management LP COM              018548107      809    16900 SH       Sole                    16900
Amerada Hess                   COM              023551104      719     5226 SH       Sole                     5226
American Express               COM              025816109     1310    22800 SH       Sole                    22800
American International Group   COM              026874107      896    14459 SH       Sole                    14459
BHP Ltd.                       COM              088606108      513    15000 SH       Sole                    15000
BP PLC                         COM              055622104     2095    29570 SH       Sole                    29570
Bank of New York Co.           COM              064057102      662    22500 SH       Sole                    22500
Berkshire Hathaway Inc. Cl B   COM              084670207     1016      372 SH       Sole                      372
Bristol-Myers Squibb           COM              110122108      953    39600 SH       Sole                    39600
Burlington Resources           COM              122014103      325     4000 SH       Sole                     4000
Cablevision NY Group           COM              12686c109      751    24475 SH       Sole                    24475
Cabot Corp.                    COM              127055101      437    13250 SH       Sole                    13250
Cardinal Health                COM              14149Y108      273     4305 SH       Sole                     4305
Caremark RX, Inc.              COM              141705103      598    11975 SH       Sole                    11975
Cendant Corp.                  COM              151313103     3407   165050 SH       Sole                   165050
Charles Schwab Corp.           COM              808513105     8026   556217 SH       Sole                   556217
ChevronTexaco Corp.            COM              166751107     1644    25400 SH       Sole                    25400
Chicago Mercantile Exchange Ho COM              167760107      506     1500 SH       Sole                     1500
CitiGroup Inc.                 COM              172967101     6684   146836 SH       Sole                   146836
Coca Cola Co.                  COM              191216100      406     9400 SH       Sole                     9400
Colgate-Palmolive              COM              194162103      370     7000 SH       Sole                     7000
Comcast Class A Special        COM              200300200      760    26402 SH       Sole                    26402
Comcast Corp. Cl A             COM              20030N101      360    12266 SH       Sole                    12266
Commerce Bancorp Inc. NJ       COM              200519106      798    26000 SH       Sole                    26000
ConocoPhillips                 COM              20825C104     1255    17952 SH       Sole                    17952
Copano Energy, LLC             COM              217202100      338     8500 SH       Sole                     8500
Crescent Real Estate Equities  COM              225756105      561    27350 SH       Sole                    27350
Criimi Mae Inc.                COM              226603504      379    22000 SH       Sole                    22000
Deere & Co.                    COM              244199105      367     6000 SH       Sole                     6000
Discovery Holdings Ser A       COM              25468y107      294    20388 SH       Sole                    20388
Duke Energy Corp.              COM              264399106      455    15600 SH       Sole                    15600
Duke Realty Corp.              COM              264411505      681    20106 SH       Sole                    20106
Eastgroup Properties           COM              277276101      580    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     1845    33384 SH       Sole                    33384
Exxon Mobil Corporation        COM              30231G102     3543    55762 SH       Sole                    55762
FPL Group Inc.                 COM              302571104      476    10000 SH       Sole                    10000
First Nat'l Bank Nebraska      COM              335720108     4700     1000 SH       Sole                     1000
Fluor Corp.                    COM              343412102      644    10000 SH       Sole                    10000
Freddie Mac                    COM              313400301      932    16500 SH       Sole                    16500
General Electric               COM              369604103     4719   140148 SH       Sole                   140148
Gillette Company               COM              375766102      233     4000 SH       Sole                     4000
HCA Inc.                       COM              404119109     1253    26150 SH       Sole                    26150
HSBC Holdings PLC              COM              404280406     1885    23200 SH       Sole                    23200
Hollinger International        COM              435569108      396    40400 SH       Sole                    40400
Honeywell Intl.                COM              438506107      675    18000 SH       Sole                    18000
Icici Bank LTD                 COM              45104G104      664    23500 SH       Sole                    23500
IndyMac Bancorp Inc.           COM              456607100      301     7600 SH       Sole                     7600
International Paper            COM              460146103      358    12000 SH       Sole                    12000
Intl. Business Machines        COM              459200101      348     4338 SH       Sole                     4338
Johnson & Johnson              COM              478160104    11614   183535 SH       Sole                   183535
Kerr-McGee Corp.               COM              492386107      939     9668 SH       Sole                     9668
Keyspan Corporation            COM              49337w100      221     6000 SH       Sole                     6000
Kinder Morgan Energy Partners  COM              494550106      547    10350 SH       Sole                    10350
Leucadia Natl Corp.            COM              527288104     2063    47874 SH       Sole                    47874
Level 3 Communications         COM              52729N100       71    30500 SH       Sole                    30500
Liberty Global Inc. Cl A       COM              530555101      831    30687 SH       Sole                    30687
Liberty Global Inc. Ser C      COM              530555309      792    30752 SH       Sole                    30752
Liberty Media Corp. Series A   COM              530718105     1655   205535 SH       Sole                   205535
Magellan Midstream Ptnrs LP    COM              559080106     2135    62300 SH       Sole                    62300
Manulife Financial Corp.       COM              56501r106      320     6000 SH       Sole                     6000
Markwest Energy Ptnr LP        COM              570759100      229     4500 SH       Sole                     4500
Marriott Intl Inc. CL A        COM              571903202     1575    25000 SH       Sole                    25000
Merck & Co.                    COM              589331107     4366   160450 SH       Sole                   160450
Monsanto Co.                   COM              61166w101      565     9000 SH       Sole                     9000
Nacco Inds Inc. CL A           COM              652957910      834     7290 SH       Sole                     7290
National Australia Bank        COM              632525408      578     4600 SH       Sole                     4600
News Corp CL A                 COM              65248e104     1957   125514 SH       Sole                   125514
Northern Border Partners       COM              664785102     1993    41650 SH       Sole                    41650
Pfizer Inc.                    COM              717081103      365    14600 SH       Sole                    14600
Plum Creek Timber Co           COM              729251108      227     6000 SH       Sole                     6000
Procter & Gamble               COM              742718109      595    10000 SH       Sole                    10000
Rayonier Inc.                  COM              754907103     2024    35125 SH       Sole                    35125
Royal Dutch Shell PLC          COM              780259206     1293    19700 SH       Sole                    19700
Safeco Corp.                   COM              786429100     1195    22400 SH       Sole                    22400
Shinsei Bank LTD               COM              996730933      315    50000 SH       Sole                    50000
Sprint Nextel Corp.            COM              852061100      212     8897 SH       Sole                     8897
St. Joe Company                COM              790148100     1814    29050 SH       Sole                    29050
St. Paul Travelers Companies I COM              792860108      368     8192 SH       Sole                     8192
Suncor Energy Inc.             COM              867229106      272     4500 SH       Sole                     4500
Texas Instruments Inc.         COM              882508104     1627    48000 SH       Sole                    48000
U.S. Bancorp                   COM              902973304     2206    78545 SH       Sole                    78545
United Dominion Realty         COM              910197102      241    10150 SH       Sole                    10150
Valero L.P.                    COM              91913W104      209     3673 SH       Sole                     3673
Vodafone Group PLC ADR F       COM              92857T107      240     9250 SH       Sole                     9250
W.P. Carey & Co., LLC          COM              92930Y107     2115    78575 SH       Sole                    78575
Walt Disney Co.                COM              254687106      829    34365 SH       Sole                    34365
Waste Management               COM              94106L109     1005    35125 SH       Sole                    35125
Wells Fargo & Co.              COM              949746101     2694    46000 SH       Sole                    46000
Wellsford Real Properties Inc. COM              950240101      190    10000 SH       Sole                    10000
Westpac Banking Corp (ADR)     COM              961214301      323     4000 SH       Sole                     4000
White Mountains Insurance Grou COM              G9618E107      567      939 SH       Sole                      939
Williams Cos Inc.              COM              969457100      453    18100 SH       Sole                    18100
Wyeth                          COM              026609107      999    21600 SH       Sole                    21600
XL Capital Ltd.                COM              G98255105      722    10612 SH       Sole                    10612
Zimmer Holdings Inc.           COM              98956p102      342     4960 SH       Sole                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      245     9600 SH       Sole                     9600
The Chubb Corp Pfd. B          PRD              171232507      208     6375 SH       Sole                     6375
REPORT SUMMARY		       99 DATA RECORDS	            120975       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED